Restatement of Previously Issued Financial Statements - Balance sheet (Parenthetical) (Detail) - Common Class A - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares subject to possible redemption	29,428,392	30,208,712	29,428,392	29,908,416
Common stock, shares subject to possible redemption	29,428,392	30,208,712	29,428,392	29,908,416
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, shares outstanding		4,291,288	5,071,608	4,591,584
Common stock, shares issued		4,291,288	5,071,608	4,591,584
Common stock, shares outstanding		4,291,288	5,071,608	4,591,584
Common stock, shares issued		4,291,288	5,071,608	4,591,584
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, shares subject to possible redemption			32,791,826	32,826,794
Common stock, shares subject to possible redemption			32,791,826	32,826,794
Common stock, shares outstanding			1,708,174	1,673,206
Common stock, shares issued			1,708,174	1,673,206
Common stock, shares outstanding			1,708,174	1,673,206
Common stock, shares issued			1,708,174	1,673,206